UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

165 MASON STREET
GREENWICH, CONNECTICUT 06830

 (Address of principal executive offices)(Zip code)

Patricia A. Morisette, Esq.

State Street Bank and Trust Company

One Lincoln Street/SUM0703

Boston, MA 02111

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Item 1.  Schedule of Investments.

The Global IPO Fund
PORTFOLIO OF INVESTMENTS
December 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCK - 98.0%
	BANKS - 6.5%
7,000	Bank of NT Butterfield & Son Ltd. *	$ 220,080
2,000	First Republic Bank	184,280
		404,360
	BUILDING MATERIALS - 3.1%
9,000	Forterra, Inc.	194,940

	COMMERCIAL SERVICES - 12.2%
5,000	Cotiviti Holdings, Inc.	240,800
6,000	IHS Markit Ltd. *	212,460
10,000	TransUnion *	309,300
		762,560
	COSMETICS/PERSONAL CARE - 3.7%
8,000	elf Beauty, Inc. *	231,520

	DISTRIBUTION/WHOLESALE - 1.1%
2,000	SiteOne Landscape Supply, Inc. *	69,460

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
2,000	Bats Global Markets, Inc.	67,020
3,000	Black Knight Financial Services, Inc.	113,400
-	Depository Trust & Clearing Corp.* (a) (c)	4,232
		184,652
	FOOD SERVICE - 4.0%
2,000	AdvancePierre Foods Holdings, Inc.	59,560
7,000	US Foods Holding Corp. *	192,360
		251,920
	HEALTH SERVICES - 9.5%
5,000	INC Research Holdings, Inc.	263,000
6,000	iRhythm Technologies, Inc.	180,000
2,000	Quintiles IMS Holdings, Inc. *	152,100
		595,100
	INSURANCE - 3.6%
500	Athene Holding Ltd.	23,995
6,000	Kinsale Capital Group, Inc.	204,060
		228,055
	INTERNET - 9.2%
1,000	Alibaba Group Holding Ltd. *	87,810
1,500	Facebook, Inc. *	172,575
5,000	GoDaddy, Inc. *	174,750
5,000	Trade Desk, Inc. *	138,350
		573,485
	LEISURE TIME - 6.8%
13,000	Camping World Holdings, Inc.	423,670

	MINING - 0.8%
3,000	Smart Sand, Inc.	49,650

	OIL & GAS - 9.1%
11,000	Extraction Oil & Gas, Inc.	220,440
10,000	Parsley Energy, Inc. *	352,400
		572,840
	PACKAGING & CONTAINERS - 3.9%
5,000	Berry Plastics Group, Inc. *	243,650

	PHARMACEUTICALS - 6.6%
7,000	Patheon NV	200,970
4,000	Zoetis, Inc.	214,120
		415,090

The Global IPO Fund
PORTFOLIO OF INVESTMENTS
December 31, 2016 (Unaudited)(Continued)

Shares		Value
	RETAIL - 9.4%
12,000	Duluth Holdings, Inc. *	$ 304,800
10,000	Ollie's Bargain Outlet Holdings, Inc. *	284,500
		589,300
	SOFTWARE - 4.6%
5,000	Blackline, Inc.	138,150
6,000	Coupa Software, Inc.	150,060
		288,210
	TELECOMMUNICATIONS - 0.9%
1,000	Acacia Communications, Inc. *	61,750

	TOTAL COMMON STOCK (Cost - $4,658,518)	6,140,212

	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUNDS - 2.5%
78,547	Dreyfus Institutional Reserve Money Fund Premier Shares, 0.01% **	78,547
78,547	Milestone Treasury Obligations Fund Institutional Shares, 0.30% **	78,547
	TOTAL SHORT-TERM INVESTMENTS	157,094
	(Cost - $157,094)

	TOTAL INVESTMENTS - 100.5% (Cost - $4,815,612) (b)	$ 6,297,306
	LIABILITIES LESS OTHER ASSETS - (0.5) %	(31,102)
	NET ASSETS - 100.0%	$ 6,266,204

* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on December 31, 2016.
ADR - American Depositary Receipt
LP - Limited Partnership

(a) Illiquid Security: the Fund holds fractional shares of this security. The Fund has the ability to sell the security back to DTCC or to other Shareholders of the Fund.
(b) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $4,842,041. At December 31, 2016, net appreciation for all securities was $1,455,265. This consists of aggregate gross unrealized appreciation of $1,504,391 and aggregate gross unrealized depreciation of $49,126.
(c) Fair valued security. Total market value for fair valued securities is $4,232, representing 0.06% of net assets.

The Global IPO Fund
PORTFOLIO OF INVESTMENTS
December 31, 2016 (Unaudited) (Continued)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: The values of the Fund’s securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. Short-term investments that mature in 60 days or less may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,135,980	$ -	$ 4,232	$ 6,140,212
Short Term Investments	157,094	-	-	$ 157,094
Total	$ 6,293,074	$ -	$ 4,232	$ 6,297,306
There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to record transfers at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.
The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
Common Stock
Beginning Balance	$ 4,232
Net realized gain (loss)	-
Change in unrealized	-
appreciation (depreciation)
Cost of purchases	-
Proceeds from sales	-
Accrured Interest	-
Ending balance	$ 4,232

Level 3 investments are valued using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of security. The investments did not have a material impact on the Fund’s net assets, therefore unobservable inputs used in formulating such valuations are not presented.

Renaissance IPO ETF
Portfolio of Investments (Unaudited)
December 31, 2016

Shares		Value (US$)
	COMMON STOCKS - 96.2%
	CONSUMER DISCRETIONARY - 8.6%
	Automobiles - 1.9%
4,152	Ferrari NV	$241,397

	Hotels, Restaurants & Leisure - 3.0%
10,950	Planet Fitness, Inc. - Cl. A	220,095
6,371	Red Rock Resorts, Inc. - Cl. A	147,744
		367,839
	Multiline Retail - 2.4%
10,540	Ollie’s Bargain Outlet Holdings, Inc. *	299,863
	Specialty Retail - 1.3%
2,580	Camping World Holdings, Inc. - Cl. A	84,082
4,970	Party City Holdco, Inc. *	70,574
		154,656
		1,063,755
	CONSUMER STAPLES - 9.3%
	Food & Staples Retailing - 4.3%
10,590	Performance Food Group Co. *	254,160
10,170	US Foods Holding Corp. *	279,472
		533,632
	Food Products - 5.0%
4,050	AdvancePierre Foods Holdings, Inc.	120,609
21,083	Blue Buffalo Pet Products, Inc. *	506,835
		627,444
		1,161,076
	ENERGY - 2.9%
	Oil, Gas & Consumable Fuels - 2.9%
26,666	Euronav NV *	211,995
7,730	Extraction Oil & Gas, Inc. *	154,909
		366,904
	FINANCIALS - 9.5%
	Capital Markets - 1.4%
2,650	Houlihan Lokey, Inc.	82,468
5,874	Virtu Financial, Inc. - Cl. A	93,690
		176,158
	Commercial Banks - 1.3%
4,590	First Hawaiian, Inc.	159,824
	Diversified Financial Services - 4.2%
15,661	Bats Global Markets, Inc.	524,800
	Real Estate Investment Trusts (REITs) - 2.6%
12,624	MGM Growth Properties LLC - Cl. A	319,514
		1,180,296
	HEALTH CARE - 6.5%
	Health Care Equipment & Supplies - 3.0%
5,700	Penumbra, Inc. *	363,660
	Health Care Technology - 1.9%
2,760	Cotiviti Holdings, Inc. *	94,944
13,843	Inovalon Holdings, Inc. - Cl. A * (a)	142,583
		237,527
	Life Sciences Tools & Services - 1.6%
7,010	Patheon NV *	201,257
		802,444
	INDUSTRIALS - 14.4%
	Air Freight & Logistics - 1.6%
16,140	ZTO Express Cayman, Inc. - ADR *	194,810
	Commercial Services & Supplies - 0.8%
4,430	Advanced Disposal Services, Inc. *	98,434

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF
Portfolio of Investments (Unaudited)
December 31, 2016 (continued)

Shares		Value (US$)
	Professional Services - 7.8%
31,601	TransUnion *	$977,419
	Trading Companies & Distributors - 4.2%
18,467	Univar, Inc. *	523,909
		1,794,572
	INFORMATION TECHNOLOGY - 38.1%
	Computers & Peripherals - 1.4%
15,812	Pure Storage, Inc. - Cl. A *	178,834
	Electronic Equipment, Instruments & Components - 1.8%
30,619	Fitbit, Inc. - Cl. A * (a)	224,131
	Internet Software & Services - 12.7%
11,820	Box, Inc. - Cl. A *	163,825
12,289	GoDaddy, Inc. - Cl. A *	429,501
9,803	Match Group, Inc. * (a)	167,631
3,260	Nutanix, Inc. - Cl. A *	86,586
14,431	Shopify, Inc. - Cl. A *	618,657
3,630	Twilio, Inc. - Cl. A *	104,725
		1,570,925
	IT Services - 14.5%
5,157	Black Knight Financial Services, Inc. - Cl. A *	194,934
78,384	First Data Corp. - Cl. A *	1,112,269
36,506	Square, Inc. - Cl. A *	497,577
		1,804,780
	Semiconductors & Semiconductor Equipment - 2.6%
5,260	Acacia Communications, Inc. * (a)	324,805
	Software - 5.1%
14,780	Atlassian Corp. PLC - Cl. A *	355,903
8,101	LINE Corp. - ADR * (a)	275,515
		631,418
		4,734,893
	MATERIALS - 5.1%
	Chemicals - 1.2%
6,590	Valvoline, Inc.	141,685
	Construction Materials - 3.9%
20,477	Summit Materials, Inc. - Cl. A *	487,153
		628,838
	UTILITIES - 1.8%
	Independent Power Producers & Energy Traders - 1.8%
13,787	NRG Yield, Inc. - Cl. C	217,834

	TOTAL COMMON STOCKS (Cost - $12,053,585)	11,950,612

Units		Value (US$)
	LIMITED PARTNERSHIPS - 2.3%
	ENERGY - 2.3%
	Oil, Gas & Consumable Fuels - 2.3%
10,473	Tallgrass Energy GP LP	280,677

	TOTAL LIMITED PARTNERSHIPS (Cost - $221,885)	$280,677
	MASTER LIMITED PARTNERSHIPS - 1.7%
	ENERGY - 1.7%
	Oil, Gas & Consumable Fuels - 1.7%
5,070	Black Stone Minerals LP	95,215
4,674	EQT GP Holdings LP	117,831
		213,046

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $210,327)	213,046

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF
Portfolio of Investments (Unaudited)
December 31, 2016 (continued)

Shares
	SHORT-TERM INVESTMENTS - 5.3%
664,247	State Street Navigator Securities Lending Government Money Market Portfolio (b)	$664,247

	TOTAL SHORT-TERM INVESTMENT (Cost - $664,247)	664,247

	TOTAL INVESTMENTS - 105.5% (Cost - $13,150,044) (c)	$13,108,582
	LIABILITIES LESS OTHER ASSETS - (5.5)%	(679,598)
	NET ASSETS - 100.0%	$12,428,984

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of December 31, 2016, the market value of securities loaned was $639,738. The loaned securities were secured with cash collateral of $550,973 and non-cash collateral with a value of $113,274. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $13,150,044. At December 31, 2016, net depreciation for all securities was $41,462. This consists of aggregate gross unrealized appreciation of $482,406 and aggregate gross unrealized depreciation of $523,868.

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF
Portfolio of Investments (Unaudited)
December 31, 2016

Shares		Value (US$)
	COMMON STOCKS - 100.5%
	BRITAIN - 16.6%
16,097	Auto Trader Group PLC (a)	$81,137
10,820	ConvaTec Group PLC * (a)	31,189
14,765	CYBG PLC *	51,059
1,249	Metro Bank PLC *	45,024
28,217	Worldpay Group PLC (a)	93,857
		302,266
	CANADA - 3.3%
2,885	Hydro One, Ltd. (a)	50,667
410	Spin Master Corp. * (a)	9,830
		60,497
	CHINA - 16.4%
16,495	3SBio, Inc. * (a)	16,060
12,029	China International Capital Corp., Ltd. - Cl. H * (a)	17,032
6,270	China Merchants Securities Co., Ltd. - Cl. H * (a)	9,767
26,496	China Railway Signal & Communication Corp., Ltd. - Cl. H (a)	19,100
113,507	China Reinsurance Group Corp. - Cl. H	26,933
13,500	China Resources Pharmaceutical Group, Ltd. * (a)	15,216
34,554	Dali Foods Group Co., Ltd. (a)	18,270
3,904	Everbright Securities Co., Ltd. - Cl. H * (a)	6,384
8,508	Fuyao Glass Industry Group Co., Ltd. - Cl. H (a) (b)	26,387
26,045	GF Securities Co., Ltd. - Cl. H	54,344
28,917	Huatai Securities Co., Ltd. - Cl. H (a)	55,190
6,724	Legend Holdings Corp. - Cl. H (a)	14,914
9,152	Orient Securities Co., Ltd. - Cl. H * (a)	9,088
9,145	Red Star Macalline Group Corp., Ltd. - Cl. H (a)	9,434
40,580	Tianhe Chemicals Group, Ltd. * (a) (c)	—
		298,119
	DENMARK - 4.7%
1,330	DONG Energy AS * (a)	50,394
2,020	Nets AS * (a)	35,352
		85,746
	FRANCE - 4.5%
697	Amundi SA (a)	36,483
1,398	Elis SA	24,944
984	SPIE SA	20,732
		82,159
	GERMANY - 9.4%
1,058	Covestro AG (a)	72,591
273	Hapag-Lloyd AG * (a)	6,308
2,150	Innogy SE * (a)	74,708
1,227	Schaeffler AG - (Preference Shares)	18,154
		171,761
	INDIA - 1.5%
4,350	ICICI Prudential Life Insurance Co., Ltd. (a)	19,292
670	InterGlobe Aviation, Ltd. (a)	8,095
		27,387
	INDONESIA - 0.5%
44,247	Mitra Keluarga Karyasehat Tbk PT	8,440

	ITALY - 3.8%
4,038	Infrastrutture Wireless Italiane S.p.A. (a)	18,711
7,687	Poste Italiane S.p.A. (a)	51,018
		69,729
	JAPAN - 14.9%
6,934	Japan Post Bank Co., Ltd.	83,238
7,612	Japan Post Holdings Co., Ltd.	95,024
1,113	Japan Post Insurance Co., Ltd.	23,836
2,690	Kyushu Railway Co. *	70,429
		272,527

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF
Portfolio of Investments (Unaudited)
December 31, 2016 (continued)

Shares		Value (US$)
	MALAYSIA - 0.7%
43,010	Malakoff Corp. Bhd	$13,135

	MEXICO - 0.5%
9,561	Nemak SAB de CV (a)	8,570

	NETHERLANDS - 9.0%
4,747	ABN AMRO Group NV (a)	105,185
882	ASR Nederland NV *	20,983
859	GrandVision NV (a)	18,903
733	Philips Lighting NV * (a)	18,055
		163,126
	SINGAPORE - 0.5%
1,750	BOC Aviation, Ltd. (a)	8,598

	SOUTH KOREA - 2.3%
410	Doosan Bobcat, Inc. *	12,170
240	Samsung Biologics Co., Ltd. *	30,005
		42,175
	SPAIN - 9.9%
1,082	Aena SA (a)	147,667
2,338	Cellnex Telecom SAU (a)	33,631
		181,298
	SWITZERLAND - 2.0%
564	Sunrise Communications Group AG * (a)	37,109

	TOTAL COMMON STOCKS
	(Cost - $1,891,941)	1,832,642

	TOTAL INVESTMENTS - 100.5% (Cost - $1,891,941) (d)	$1,832,642
	LIABILITIES LESS OTHER ASSETS - (0.5)%	(8,690)
	NET ASSETS - 100.0%	$1,823,952

*	Non-income producing security.

(a)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(b)	Securities (or a portion of the security) on loan. As of December 31, 2016, the market value of securities loaned was $19,792. The loaned securities were secured with cash collateral of $0 and non-cash collateral with a value of $20,738. The non-cash collateral received consists primarily of government securities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.

(d)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $1,891,941. At December 31, 2016, net depreciation for all securities was $59,299. This consists of aggregate gross unrealized appreciation of $65,417 and aggregate gross unrealized depreciation of $124,716.

PLC - Public Limited Company

Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended December 31, 2016 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: The values of the Funds’ securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Adviser, Renaissance Capital LLC (the “Advisor”), and/or the Fund’s Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; (iii) short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost; and (iv) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2016, all of the Funds’ investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

It is the Funds’ policy to record transfers in to or out of Level 1, Level 2, and Level 3 at the end of the reporting period. There were no significant transfers in to or out of any level during the current period presented.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Renaissance Capital Greenwich Funds

By:	/s/ William K. Smith
William K. Smith
President

Date: February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William K. Smith
William K. Smith
President

By:	/s/ Kathleen S. Smith
Kathleen S. Smith
Treasurer

Date: February 21, 2017